Staff costs and Directors' remuneration	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Staff costs and Directors' remuneration
4. Staff costs and Directors’ remuneration
Staff costs and average number of employees

Staff costs	2023 $m	2022 Re-presented $m	a	2021 Re-presented $m	a

Wages and salaries	1,808	1,604		1,315

Social security costs	143	117		86

Pension and other post-retirement benefits:

Defined benefit plans (note 27)	4	2		2

Defined contribution plans	58	53		41

	2,013	1,776		1,444

Analysed as:

Costs borne by IHG b	747	646		569

Costs borne by the System Fund or reimbursed	1,266	1,130		875

	2,013	1,776		1,444

a	Re-presented to combine System Fund and employees whose costs are reimbursed (see New accounting standards and other presentational changes).

b	In 2022, included $1m classified as exceptional relating to the costs of ceasing operations in Russia.
Staff costs are presented net of government support income of $nil (2022: $5m, 2021: $23m). The total comprises $nil (2022: $nil, 2021: $12m) relating principally to employee costs at certain of the Group’s leased hotels and $nil (2022: $5m, 2021: $11m) relating to support received in the form of tax credits which relate to the Group’s corporate office presence in certain countries. There are no unfulfilled conditions or other contingencies attached to these grants.

Monthly average number of employees, including part-time employees	2023	2022 Re-presented	a	2021 Re-presented	a

Employees whose costs are borne by IHG:

Americas	1,578	1,548		1,481

EMEAA	3,642	3,638		2,808

Greater China	352	333		299

Central	1,720	1,528		1,425

	7,292	7,047		6,013

Employees whose costs are borne by the System Fund or are reimbursed	20,306	18,833		16,315

	27,598	25,880		22,328

a
Re-presented
to combine System Fund and employees whose costs are reimbursed (see New accounting standards and other presentational changes) and to correct the allocation of 2022 between reportable segments.

Directors’ remuneration

	2023 $m	2022 $m	2021 $m

Base salaries, fees, annual performance payments and benefits	6.9	7.9	8.4

More detailed information on the remuneration including pensions, share awards and shareholdings for each Director is shown in the Directors’ Remuneration Report on pages 128 and 136. In addition, amounts received or receivable under long-term incentive schemes are shown on page 128.